Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Prepayments and Other Current Assets

5. Prepayments and Other Current Assets

Prepayments and other current assets are summarized as follows:

	As of December 31,
	2022	2021
Prepaid expenses	$2,321	$2,978
Prepaid supplies	927	487
Prepaid software license	-	129
Refundable income and franchise taxes	957	745
Unamortized debt costs	216	-
Other receivables	20	409
Total prepayments and other current assets	$4,441	$4,748